Separate Account Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Balances of and changes in separate account liabilities
The balances of and changes in separate account liabilities were as follows:

	Variable Annuities	Variable Universal Life	Total
	(in millions)
Balance at January 1, 2022	$82,862	$9,376	$92,238
Premiums and deposits	1,067	425	1,492
Policy charges	(1,396)	(278)	(1,674)
Surrenders and other benefits	(4,923)	(286)	(5,209)
Investment return	(14,450)	(1,654)	(16,104)
Net transfer from (to) general account	63	70	133
Balance at December 31, 2022	$63,223	$7,653	$70,876

Cash surrender value	$61,461	$7,200	$68,661

	Variable Annuities	Variable Universal Life	Total
	(in millions)
Balance at January 1, 2021	$79,299	$8,257	$87,556
Premiums and deposits	2,590	411	3,001
Policy charges	(1,520)	(263)	(1,783)
Surrenders and other benefits	(6,336)	(362)	(6,698)
Investment return	8,660	1,249	9,909
Net transfer from (to) general account	169	84	253
Balance at December 31, 2021	$82,862	$9,376	$92,238

Cash surrender value	$80,746	$8,939	$89,685